Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis

As of December 31, 2013 and December 31, 2014, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment
Trading securities investments	$11,341,097	$—	$11,341,097	$—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment
Available-for-sale investments	$14,746,551	—	$14,746,551	$—

Fair Value Measurements of Long-term Financial Instruments

As of December 31, 2013 and 2014, information about inputs into the fair value measurements of the Company’s long-term financial instruments that are not reported at fair value on balance sheet is as following:

	As of December 31, 2013		Fair Value Measurements at Reporting Date Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-term investment – cost method investment:
Investment in private equity funds	$3,197,218	$3,061,319	$—	$—	$3,061,319
Long-term investment – held-to-maturity:
Investment in fixed income products	$10,480,964	$10,774,099	$—	$10,774,099	$—

	As of December 31, 2014		Fair Value Measurements at Reporting Date Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-term investment –cost method investment:
Investment in private equity funds products	$2,488,476	$3,470,339	$—	$—	$3,470,339
Investment in other products	$2,224,999	$2,224,999	$—	$—	$2,224,999
Long-term investment – held-to-maturity:
Investment in fixed income products	$483,512	$493,237	$—	$493,237	$—
Investment in other products	$4,673,952	$4,920,793	$—	$4,920,793	$—